advance billings and customer deposits - Contract liabilities (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of advance billings and customer deposits
Contract liabilities at beginning of period	$ 883	$ 821	$ 870	$ 806
Revenue deferred in previous period and recognized in current period	(644)	(618)	(630)	(593)
Net additions arising from operations	638	598	631	588
Additions arising from business acquisitions	6	1	12	1
Contract liabilities at end of period	883	802	883	802
Current	791	727	791	727
Non-current
Deferred revenues	85	66	85	66
Deferred customer activation and connection fees	$ 7	$ 9	$ 7	$ 9